Fair Value Measurements (Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Payments			$ (10,795)
Change in fair value of earn-out obligations	628		(6,867)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 31, 2013			29,025
Payments			(10,795)
Additions			95
Change in fair value of earn-out obligations			(6,867)
Fair value as of June 30, 2014	$ 11,458		$ 11,458